Supplemental information	12 Months Ended
Dec. 31, 2022
Supplemental information
Supplemental information

19. Supplemental information

Changes in non-cash working capital was comprised of the following:

	Year Ended
	Dec 31, 2022	Dec 31, 2021
Changes in:
Accounts receivable	(45,067)	(132,507)
Crude oil inventory	413	(6,668)
Prepaid expenses	(45,617)	(71,156)
Accounts payable and accrued liabilities	40,786	142,988
Income taxes payable	304,516	32,643
Foreign exchange	(12,046)	14,540
Changes in non-cash working capital	242,985	(20,160)

Changes in non-cash operating working capital	216,869	(56,884)
Changes in non-cash investing working capital	26,116	36,724
Changes in non-cash working capital	242,985	(20,160)

As at December 31, 2022, prepaid expenses includes a deposit of $68.5 million related to a previously announced transaction to acquire an additional working interest within the Corrib natural gas project and $23.0 million for a land acquisition.

Cash and cash equivalents was comprised of the following:

	As at
	Dec 31, 2022	Dec 31, 2021
Cash on deposit with financial institutions	13,701	5,901
Guaranteed investment certificates	135	127
Cash and cash equivalents	13,836	6,028

Wages and benefits included in operating expenses and general and administration expenses were:

	Year Ended
	Dec 31, 2022	Dec 31, 2021
Operating expense	75,165	73,739
General and administration expense	45,525	54,771
Wages and benefits	120,690	128,510

As at December 31, 2022, we had the following contractual obligations and commitments:

($M)	Less than 1 year	1 - 3 years	3 - 5 years	After 5 years	Total
Long-term debt (1)	69,235	533,362	225,861	634,875	1,463,333
Lease obligations	46,245	49,730	29,062	8,597	133,634
Processing and transportation agreements	40,267	52,786	23,133	101,629	217,815
Purchase obligations	27,481	4,907	444	285	33,117
Drilling and service agreements	5,051	58,122	—	—	63,173
Total contractual obligations and commitments	188,279	698,907	278,500	745,386	1,911,072
(1)	Interest on revolving credit facility calculated assuming an annual interest rate of 6.19%.
(2)	Commitments denominated in foreign currencies have been translated using the related spot rates on December 31, 2022.

The following tables summarize Vermilion’s outstanding risk management positions as at December 31, 2022:

				Weighted		Weighted		Weighted		Weighted	Daily	Weighted
			Daily	Average	Daily	Average	Daily	Average	Daily	Average	Bought	Average
			Bought Put	Bought Put	Sold Call	Sold Call	Sold Put	Sold Put	Sold Swap	Sold Swap	Swap	Bought
	Unit	Currency	Volume	Price	Volume	Price	Volume	Price	Volume	Price	Volume	Swap Price
AECO
Q1 2023	mcf	CAD	4,739	3.69	4,739	7.70	—	—	28,435	4.95	—	—
Q2 2023	mcf	CAD	—	—	—	—	—	—	14,217	4.19	—	—
Q3 2023	mcf	CAD	—	—	—	—	—	—	14,217	4.19	—	—
Q4 2023	mcf	CAD	—	—	—	—	—	—	4,791	4.19	—	—
AECO Basis (AECO less NYMEX Henry Hub)
Q2 2023	mcf	USD	—	—	—	—	—	—	23,000	(1.13)	—	—
Q3 2023	mcf	USD	—	—	—	—	—	—	23,000	(1.13)	—	—
Q4 2023	mcf	USD	—	—	—	—	—	—	7,750	(1.13)	—	—
NYMEX Henry Hub
Q1 2023	mcf	USD	24,000	4.00	24,000	8.44	—	—	—	—	—	—
Q2 2023	mcf	USD	5,000	4.00	5,000	8.75	—	—	—	—	—	—
Q3 2023	mcf	USD	5,000	4.00	5,000	8.75	—	—	—	—	—	—
Q4 2023	mcf	USD	1,685	4.00	1,685	8.75	—	—	—	—	—	—

				Weighted		Weighted		Weighted		Weighted	Daily	Weighted
			Daily	Average	Daily	Average	Daily	Average	Daily	Average	Bought	Average
			Bought Put	Bought Put	Sold Call	Sold Call	Sold Put	Sold Put	Sold Swap	Sold Swap	Swap	Bought
	Unit	Currency	Volume	Price	Volume	Price	Volume	Price	Volume	Price	Volume	Swap Price
NBP
Q1 2023	mcf	EUR	18,426	11.76	18,426	19.54	14,740	4.10	—	—	—	—
Q2 2023	mcf	EUR	7,370	11.48	7,370	17.46	4,913	4.40	—	—	—	—
Q3 2023	mcf	EUR	2,457	22.71	2,457	35.90	—	—	—	—	—	—
Q1 2024	mcf	EUR	4,913	41.03	4,913	84.26	—	—	—	—	—	—
TTF
Q1 2023	mcf	EUR	14,740	24.01	14,740	46.12	2,457	3.52	—	—	—	—
Q2 2023	mcf	EUR	19,654	34.53	19,654	53.21	—	—	—	—	—	—
Q3 2023	mcf	EUR	19,654	34.53	19,654	53.21	—	—	—	—	—	—
Q4 2023	mcf	EUR	12,284	44.84	12,284	84.99	—	—	3,685	67.41	—	—
Q1 2024	mcf	EUR	31,938	40.69	31,938	78.00	—	—	3,685	67.41	—	—
Q2 2024	mcf	EUR	3,593	37.56	3,593	74.66	—	—	—	—	—	—
Q3 2024	mcf	EUR	3,593	37.56	3,593	74.66	—	—	—	—	—	—

VET Equity Swaps					Initial Share Price		Share Volume
Swap	Jan 2020 - Apr 2023				20.9788	CAD	2,250,000
Swap	Jan 2020 - Jul 2024				22.4587	CAD	1,500,000

Cross Currency Interest Rate		Receive Notional Amount		Receive Rate	Pay Notional Amount		Pay Rate
Swap	January 2023	111,600,000	USD	SOFR + 1.35%	150,000,000	CAD	CDOR + 0.88%